RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Plan invests in shares of registered investment companies, commingled funds, and common collective trust funds managed by an affiliate of Fidelity Management Trust Company ("Fidelity"). Fidelity acts as trustee for investments in the Plan. Transactions in such investments qualify as party-in-interest transactions and are exempt from the prohibited transaction rules under ERISA.
The Plan held investments in Cencora, Inc. common stock with a fair value of $110,927,387 and $81,113,550 as of December 31, 2025 and 2024, respectively. Dividends of $772,428 were received during the year ended December 31, 2025.